K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

January 11, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

                          Neuberger Berman Advisers Management Trust (File No. 811-04255)
- Guardian Portfolio - Class I and Class S
- Large Cap Value Portfolio - Class I
- Sustainable Equity Portfolio - Class I and Class S

Re: Registration Statement on Form N-14

Dear Sir or Madam:
Transmitted herewith for filing on behalf of Neuberger Berman Advisers Management Trust (the “Registrant”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is a registration statement for the Registrant on Form N-14 (the “Registration Statement”) on behalf of its series and classes listed above.  The Registration Statement is notifying shareholders about two separate reorganizations of Guardian Portfolio and Large Cap Value Portfolio (each, a “Merging Portfolio”) into the Sustainable Equity Portfolio (the “Surviving Portfolio”).  Each reorganization is independent of the other, and the reorganization of either Merging Portfolio may proceed even if the reorganization of the other Merging Portfolio is postponed or cancelled. All Portfolios are series of the Registrant.
The Registration Statement includes a Combined Information Statement and Prospectus, and a Statement of Additional Information.  This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Registrant.
If you have any questions or comments concerning the foregoing, please contact me at (202) 778-9460 or Franklin H. Na at (202) 778-9473 with any questions or comments you may have.

Sincerely,
/s/ Elizabeth M. Johnson
Elizabeth M. Johnson